Related Parties (Tables)	12 Months Ended
Jun. 30, 2025
Related Parties [Abstract]
Schedule of Related Parties	a)Related-party transactions
	Assets		Liabilities
	2025	2024	2025	2024
Compensation plans
Management	1,380	1,233	-	-
	1,380	1,233	-	-
Other
Cresca (a)	-	129	-	1,611
Cresud (b)	991	1,170	2,694	1,859
Helmir S.A. (c)	451	436	5,707	5,805
	1,442	1,735	8,401	9,275
Total – Related parties	2,822	2,968	8,401	9,275

a)	Acquisition of biological assets and other fixed assets by Palmeiras, during the spin-off of Cresca.
b)	Expenses mainly refer to the implementation, development, and maintenance of systems.
c)	During the process of acquisition of the subsidiaries in Bolivia, the parties entered into an agreement to maintain the blocked contingency amount, aiming to protect the Company.

Schedule of General and Administrative Expenses

The expenses with Management compensation were recorded under “General and administrative expenses”, as follows:

	2025	2024	2023
Board of directors and executive board compensation	12,433	11,583	10,665
Bonus	2,135	1,754	1,879
Overall compensation	14,568	13,337	12,544
Share grants	1,025	1,025	3,833
	15,593	14,362	16,377